Equity Incentive Plan - Summary of Company's Restricted Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	39,970
Expected future remaining compensation expense	$ 408
Expected future compensation expense, restricted shares remaining vesting period	2 years 1 month 2 days
Restricted Shares Awarded on January 15, 2016 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	6,160
Date of Award	Jan. 15, 2016
Expected future remaining compensation expense	$ 41
Expected future compensation expense, restricted shares remaining vesting period	2 years
Restricted Shares Awarded on March 11, 2016 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	5,093
Date of Award	Mar. 11, 2016
Expected future compensation expense, restricted shares remaining vesting period	0 years
Restricted Shares Awarded on March 20, 2017 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	7,632
Date of Award	Mar. 20, 2017
Expected future remaining compensation expense	$ 51
Expected future compensation expense, restricted shares remaining vesting period	1 year
Restricted Shares Awarded on March 20, 2017 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	4,952
Date of Award	Mar. 20, 2017
Expected future remaining compensation expense	$ 77
Expected future compensation expense, restricted shares remaining vesting period	3 years
Restricted Shares Awarded on April 10, 2018 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	7,917
Date of Award	Apr. 10, 2018
Expected future remaining compensation expense	$ 101
Expected future compensation expense, restricted shares remaining vesting period	2 years
Restricted Shares Awarded on April 10, 2018 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	8,216
Date of Award	Apr. 10, 2018
Expected future remaining compensation expense	$ 138
Expected future compensation expense, restricted shares remaining vesting period	4 years
Restricted Stock [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Nonvested at beginning of period	42,138	37,050
Number of Restricted Shares, Granted	16,510	17,898
Number of Restricted Shares, Vested	(17,956)	(12,810)
Number of Restricted Shares, Forfeited	(722)	0
Number of Restricted Shares, Nonvested at end of period	39,970	42,138
Weighted Average Grant Date Fair Value, Nonvested at beginning of period	$ 15.60	$ 10.77
Weighted Average Grant Date Fair Value, Granted	22.51	22.15
Weighted Average Grant Date Fair Value, Vested	14.01	10.76
Weighted Average Grant Date Fair Value, Forfeited	19.74	0
Weighted Average Grant Date Fair Value, Nonvested at end of period	$ 19.10	$ 15.60